OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING LEASES
Summary of supplemental information related to operating leases

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	71,223,350	75,954,225

Operating lease liabilities—current (Note 10)	1,253,020	3,187,599
Operating lease liabilities—non-current	89,990	3,956,501
Total operating lease liabilities	1,343,010	7,144,100

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	7,711,479	5,263,335	4,119,863
Right-of-use assets obtained in exchange for new operating lease liabilities	3,744,607	1,144,700	9,706,409
Modification to right-of-use assets	(5,217,099)	—	—

Schedule of maturities of lease liabilities under the group's non-cancellable operating leases

As of December 31, 2025
RMB
Within 1 year	3,365,974
After 1 year but within 2 years	4,030,116
Total undiscounted lease payment	7,396,090
Less: Imputed interest	(251,990)
Present value of lease liabilities	7,144,100